Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents (Note 5)	$ 12,371,464	$ 13,332,877	$ 14,444,549
Trade accounts receivable – net (Note 6)	2,368,342	1,720,475	1,266,005
Recoverable taxes (Note 12.b)	658,121	1,267,643	1,072,855
Other current assets	113,853	76,580	62,700
Total current assets	15,511,780	16,397,575	16,846,109
Advanced payments to suppliers	2,564,880	923,795	464,675
Machinery, equipment and improvements on leased assets – net (Note 7)	3,928,258	3,094,220	2,146,232
Improvements to concession assets – net (Note 8)	20,260,493	16,857,852	13,763,840
Airport concessions – net (Note 9)	9,668,698	10,328,521	10,649,220
Rights to use airport facilities – net (Note 10)	703,500	760,200	816,898
Other acquired rights – net (Note 11)	431,509	448,206	464,903
Derivative financial instruments (Note 15)	292,697	89,711
Deferred income taxes – net (Note 12.e)	6,810,168	6,230,886	5,966,363
Right-of-use assets	57,258	56,440	23,626
Other assets – net	276,100	135,679	219,307
Total	60,505,341	55,323,085	51,361,173
Current liabilities:
Banks loans, debt securities and current portion of the debt (Note 16.a and b)	2,256,891	3,964,668	2,659,590
Concession taxes payable	259,083	268,114	155,744
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (Note 30.a)	621,722	394,208	157,003
Accounts payable (Note 13)	2,472,291	3,147,544	1,194,350
Advance payments from clients	106,353	104,293	128,200
Taxes payable	153,139	129,072	175,543
Liabilities for assets in lease (Note 14.b)	15,418	11,872	10,717
Derivative financial instruments (Note 15)	51,205	71,387	750,704
Income taxes payable (Note 12)	983,868	1,271,800	30,824
Total current liabilities	6,919,970	9,362,958	5,262,675
Deposits received in guarantee (Note 4)	916,961	788,435	696,059
Liabilities for assets in lease (Note 14.b)	46,207	47,094	15,476
Deferred income taxes (Note 12.e)	488,804	606,632	655,479
Retirement employee benefits (Note 17)	216,908	193,126	183,125
Long-term borrowings (Note 16.a)	6,232,858	5,196,240	6,195,576
Debt securities (Note 16.b)	25,855,588	18,700,000	15,500,000
Total long-term liabilities	33,757,326	25,531,527	23,245,715
Total liabilities	40,677,296	34,894,485	28,508,390
Stockholders' equity (Note 18):
Common stock	8,197,536	170,381	6,185,082
Repurchased shares	(1,999,987)	(3,000,037)	(1,733,374)
Legal reserve	34,076	1,592,551	1,592,551
Reserve for repurchase of shares	2,499,473	5,531,292	3,283,374
Retained earnings	9,187,597	13,925,091	11,908,891
Foreign currency translation reserve	575,534	1,034,233	1,037,446
Remeasurements of employee benefits – Net of income tax	14,013	5,211	(10,052)
Reserve for financial instruments of cash flow hedges – Net of income tax	130,624	29,658	(471,107)
Total equity attributable to controlling interest	18,638,866	19,288,380	21,792,811
Non-controlling interest (Note 19)	1,189,179	1,140,220	1,059,972
Total Stockholders' equity	19,828,045	20,428,600	22,852,783
Total	$ 60,505,341	$ 55,323,085	$ 51,361,173